Fair Value Measurements	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurements
6.	Fair Value Measurements:

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to fair values derived from unobservable inputs (Level 3). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The fair value of exchange-traded futures, forward and option contracts is determined by the various exchanges, and reflects the settlement price for each contract as of the close of business on the last business day of the reporting period. The fair value of foreign currency forward contracts is extrapolated on a forward basis from the spot prices quoted as of approximately 3:00 P.M. (E.T.) on the last business day of the reporting period from various exchanges. The fair value of non-exchange-traded foreign currency option contracts is calculated by applying an industry standard model application for options valuation of foreign currency options, using as input the spot prices, interest rates and option implied volatilities quoted as of approximately 3:00 P.M. (E.T.) on the last business day of the reporting period. U.S. Treasury bills are valued at the last available bid price received from independent pricing services as of the close of the last business day of the reporting period.

Charter Aspect considers, and Charter Campbell and Charter WNT considered, prices for exchange-traded commodity futures, forward, swap and option contracts to be based on unadjusted quoted prices in active markets for identical assets and liabilities (Level 1). The values of U.S. Treasury bills, non-exchange-traded forward, swap and certain option contracts for which market quotations are not readily available are priced by broker quotes or pricing services that derive fair values for those assets and liabilities from observable inputs (Level 2). As of and for the years ended December 31, 2016 (termination of operations for Charter Campbell and Charter WNT) and 2015, the Partnerships did not hold any derivative instruments that were priced at fair value using unobservable inputs through the application of the General Partner’s assumptions and internal valuation pricing models (Level 3). Transfers between levels are recognized at the end of the reporting period. During the years ended December 31, 2016 (termination of operations for Charter Campbell and Charter WNT) and 2015, there were no transfers of assets or liabilities between Level 1 and Level 2.

  Charter Aspect

December 31, 2016	Total	Level 1	Level 2	Level 3
Assets
Futures	$753,644	$753,644	$-	$-
Forwards	630,512	82,024	548,488	-

Total assets	$1,384,156	$835,668	$548,488	$-

Liabilities
Futures	$384,998	$384,998	$-	$-
Forwards	732,859	291,675	441,184	-

Total liabilities	$1,117,857	$676,673	$441,184	$-

December 31, 2015	Total	Level 1	Level 2	Level 3
Assets
U.S. Treasury bills	$24,995,953	$-	$24,995,953	$-
Futures	724,794	724,794	-	-
Forwards	692,968	91,854	601,114	-

Total assets	$26,413,715	$816,648	$25,597,067	$-

Liabilities
Futures	$966,476	$966,476	$-	$-
Forwards	665,290	306,677	358,613	-

Total liabilities	$1,631,766	$1,273,153	$358,613	$-

  Charter Campbell (Partnership in Liquidation)

December 31, 2016	Total	Level 1	Level 2	Level 3
Assets
Forwards	$427,273	$28,095	$399,178	$-

Total assets	$427,273	$28,095	$399,178	$-

Liabilities
Forwards	$367,542	$152,671	$214,871	$-

Total liabilities	$367,542	$152,671	$214,871	$-

December 31, 2015	Total	Level 1	Level 2	Level 3
Assets
U.S. Treasury bills	$15,498,983	$-	$15,498,983	$-
Futures	269,891	269,891	-	-
Forwards	1,264,408	26,107	1,238,301	-

Total assets	$17,033,282	$295,998	$16,737,284	$-

Liabilities
Futures	$460,830	$460,830	$-	$-
Forwards	1,322,225	135,773	1,186,452	-

Total liabilities	$1,783,055	$596,603	$1,186,452	$-

  Charter WNT (Partnership in Liquidation)

December 31, 2016	Total	Level 1	Level 2	Level 3
Assets
Forwards	$279,345	$89,654	$189,691	$-

Total assets	$279,345	$89,654	$189,691	$-

Liabilities
Forwards	$342,592	$166,960	$175,632	$-

Total liabilities	$342,592	$166,960	$175,632	$-

December 31, 2015	Total	Level 1	Level 2	Level 3
Assets
U.S. Treasury bills	$16,998,561	$-	$16,998,561	$-
Futures	817,717	817,717	-	-
Forwards	239,883	87,839	152,044	-

Total assets	$18,056,161	$905,556	$17,150,605	$-

Liabilities
Futures	$580,290	$580,290	$-	$-
Forwards	237,051	32,341	204,710	-

Total liabilities	$817,341	$612,631	$204,710	$-